OTHER LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 13 – OTHER LIABILITIES

As of March 31, 2025 the Company’s other liabilities primarily consist of obligations to local tax authorities, payroll taxes, fines, and other miscellaneous liabilities.

The significant components of other liabilities are as follows:

•

The Company’s Greek subsidiaries have $2,819,815 and $2,552,488 in settled tax liabilities as March 31, 2025 and December 31, 2024, respectively, which are payable in installments to the tax authorities.

•

Payroll and other tax-related current liabilities amount to $1,350,825 and $1,191,315 as of March 31, 2025 and December 31, 2024, respectively, and represent obligations due to tax authorities within the next 12 months.

•

A provision of $624,588 has been recorded for potential tax liabilities related to the unaudited tax years of SkyPharm S.A., in accordance with ASC 450-20, as the Company has assessed that a loss is probable and reasonably estimable.

•	A provision of $398,838 has been recognized for staff leaving compensation, based on actuarial valuations performed in accordance with ASC 715-30 (Defined Benefit Plans – Pension).

•

Customer prepayments totaling $447,872 and $363,708 as of March 31, 2025 and December 31, 2024, respectively, are included in “Other Current Liabilities”, in accordance with ASC 606-10-45-2 (Revenue Recognition – Contract Liabilities).

Liabilities that are due within 12 months from the balance sheet date are classified under “Other Current Liabilities. “Obligations that extend beyond 12 months are classified as “Other Non-Current Liabilities.”

NOTE 14 – OTHER LIABILITIES

As of December 31, 2024, the Company’s other liabilities primarily consist of obligations to local tax authorities, payroll taxes, fines, and other miscellaneous liabilities.

The significant components of other liabilities are as follows:

•

The Company’s Greek subsidiaries have $2,552,488 and $2,430,517 in settled tax liabilities as December 31, 2024 and December 31, 2023, respectively, which are payable in installments to the tax authorities.

•

Payroll tax-related current liabilities amount to $1,191,315 and $1,046,507 as of December 31, 2024 and December 31, 2023, respectively, and represent obligations due to tax authorities within the next 12 months.

•

A provision of $598,843 has been recorded for potential tax liabilities related to the unaudited tax years of SkyPharm S.A., in accordance with ASC 450-20, as the Company has assessed that a loss is probable and reasonably estimable.

•	A provision of $382,399 has been recognized for staff leaving compensation, based on actuarial valuations performed in accordance with ASC 715-30 (Defined Benefit Plans – Pension).

•

Customer prepayments totaling $363,708 and $207,204 as of December 31,2024 and December 31, 2023, respectively, are included in “Other Current Liabilities” as of December 31, 2023, in accordance with ASC 606-10-45-2 (Revenue Recognition – Contract Liabilities).

Liabilities that are due within 12 months from the balance sheet date are classified under “Other Current Liabilities. “Obligations that extend beyond 12 months are classified as “Other Non-Current Liabilities.”